Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Material Accounting Policy Information [Abstract]
Disclosure of the Company's Subsidiaris
These financial statements comprise the financial results of the Company and its subsidiaries. Details regarding the Company and its principal subsidiaries as of December 31, 2023 are as follows:

Entity	Property/ function	Registered	Functional currency (1)
Aris Mining Corporation	Corporate	Canada	USD
Aris Mining Holdings Corp.	Corporate	Canada	USD
Aris Mining Guyana Holdings	Corporate	Canada	USD
Aris Mining Segovia Holdings, S.A.	Corporate	Panama	USD
Aris Mining (Panama) Marmato Inc.	Corporate	Panama	USD
Aris Mining Segovia	Segovia Operations	Colombia	COP
Aris Mining Marmato	Marmato Mine	Colombia	COP
Minerales Andinos de Occidente, S.A.S.	Marmato Zona Alta	Colombia	COP
Minera Croesus S.A.S.	Marmato Zona Alta	Colombia	COP
Aris Gold Switzerland AG	Soto Norte Project	Switzerland	USD
ETK Inc.	Toroparu Mine	Guyana	USD
Aris Mining Toroparu Holdings Ltd.	Toroparu Mine	BVI	USD

(1)“USD” = U.S. dollar; “COP” = Colombian peso.

Schedule of Measurement of Financial Assets and Liabilities
The Company has assessed the classification and measurement of its financial assets and financial liabilities as follows:

Classification category

Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Cash in trust, non-current	Amortized cost
Other long term receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Soto Norte deferred consideration	Amortized cost
Tax payable	Amortized cost
DSU liability	FVTPL
PSU liability	FVTPL
Gold Notes	FVTPL
Warrant liabilities	FVTPL
Embedded derivative asset in Senior Notes	FVTPL
Convertible Debentures	FVTPL
Other long-term assets	FVTPL

Schedule of Investments in Associates
The Company conducts a portion of its business through investments in joint arrangements and associates.

Associates	Location	Ownership Interest	Classification and accounting method	Mining properties

Soto Norte Joint Venture (“Soto Norte“)	Colombia	20%	Associate; equity method	Soto Norte Project
Western Atlas Resources (“Western Atlas“)	Canada	25.4%	Associate; equity method	Meadowbank Project

	Percentage of ownership	Common shares	December 31, 2023	December 31, 2022
Soto Norte (b)	20.0%	1,825,721	$108,527	$100,772
Denarius (c)	—%	—	—	12,369
Western Atlas (d)	25.4%	29,910,588	253	381
Amilot Capital Inc.	—%	—	—	5
Total			$108,780	$113,527
The income (loss) from investments in associates during the years ended December 31, 2023 and 2022 comprises:

	Year ended December 31,
	2023	2022
Aris Gold (a)	$—	$(6,093)
Soto Norte (b)	2,650	(2,180)
Denarius (c)	(2,463)	(4,443)
Western Atlas (d)	(128)	(215)
Total	$59	$(12,931)

	Common shares	Listed Warrants	Unlisted Warrants	Gold Notes	Convertible Debenture	Total
As of December 31, 2021	$120,362	$5,838	$1,874	$9,793	—	$137,867
Additions	—	—	—	—	35,000	35,000
Change in FVTPL (Note 19)	—	(3,124)	(1,078)	(115)	—	(4,317)
Principal redeemed	—	—	—	(531)	—	(531)
Income (loss) from equity accounting	(6,093)	—	—	—	—	(6,093)
Equity share of OCI	(9,587)	—	—	—	—	(9,587)
Revaluation of Aris Gold to acquisition price	(31,050)	—	—	—	—	(31,050)
Derecognition of investment included as part of consideration in the Aris Gold Transaction (Note 5)	(73,632)	(2,714)	(796)	(9,147)	(35,000)	(121,289)
As at December 31, 2022 & 2023	$—	$—	$—	$—	$—	$—
The following table summarizes the change in the carrying amount of the Company’s investment in Soto Norte:

Amount
Investment in associate as of December 31, 2021	$—
Acquisition of initial 20% interest in Soto Norte	101,685
Company’s share of the loss from the associate	(2,180)
Cash contributions to Soto Norte	1,267
Investment in associate as of December 31, 2022	100,772
Company’s share of the loss from the associate	2,650
Cash contributions to Soto Norte	5,105
Investment in associate as of December 31, 2023	$108,527

Amount
Acquisition of Note Payable	$49,477
Interest expense	2,027
As at December 31, 2022	$51,504
Interest expense	2,246
Repayment	(50,000)
Interest paid	(3,750)
As at December 31, 2023	$—
Summarized financial information for the Soto Norte Project, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies, is as follows:

	December 31, 2023	December 31, 2022
Revenues	$—	$—
Operating expenses	(9,308)	(4,440)
Depreciation and depletion	(865)	(278)
Loss before finance expenses and income tax	(10,173)	(4,718)
Finance expense	(5,341)	(324)
Income tax recovery	28,765	(5,856)
Net Income and comprehensive income of associate	13,251	(10,898)
Company’s equity share of the net comprehensive income of associate – 20%	$2,650	$(2,180)
7.    Investments in Associates (cont.)
The assets and liabilities of the Soto Norte Project at 100% are as follows:

	December 31, 2023	December 31, 2022
Current assets	$3,922	$2,658
Non-current assets	678,206	670,455
Total	682,128	673,113
Current liabilities	1,851	$1,337
Non-current liabilities	137,641	167,915
Total	139,492	169,252
Net assets	$542,636	$503,861
Company’s share of the net assets of Soto Norte – 20%	$108,527	$100,772
The following table summarizes the change in the carrying amount of the Company’s investment in Denarius:

	Common shares	Warrants	Total
As of December 31, 2021	$15,740	$5,627	$21,367
Additions	2,625	—	2,625
Change in FVTPL	—	(5,050)	(5,050)
Company’s share of the loss from the associate	(4,443)	—	(4,443)
Equity share of other comprehensive loss	(1,962)	—	(1,962)
Exchange difference	-	(168)	(168)
As of December 31, 2022	$11,960	$409	$12,369
Additions	1,122	—	1,122
Company’s share of the loss from the associate	(783)	—	(783)
Equity share of other comprehensive loss	600	—	600
Loss on dilution	(1,680)	—	(1,680)
Loss on derecognition	(8,142)	—	(8,142)
Reclassification of investment	(3,077)	(409)	(3,486)
Investment in Denarius at of December 31, 2023	$—	$—	$—

	Common shares	Warrants	Convertible Debenture	Total
Reclassification of investment	$3,077	$409	$—	$3,486
Purchase of Denarius Debenture	—	—	3,603	3,603
Change in fair value	919	(160)	1,908	2,667
Other financial asset as at December 31, 2023	$3,996	$249	$5,511	$9,756
During the year ended December 31, 2022, the Company acquired 10,130,000 common shares in Denarius for cash consideration of approximately $2.6 million, increasing its equity interest in Denarius to approximately 31.8%.
The following table summarizes the change in the carrying amount of the Company’s investment in Western Atlas:

	Common shares	Warrants	Total
As of December 31, 2021	$596	$14	$610
Company’s share of the loss from the associate	(215)	—	(215)
Change in FVTPL	—	(14)	(14)
As of December 31, 2022	$381	$—	$381
Company’s share of the loss from the associate	(128)	—	(128)
Investment in Western Atlas as of December 31, 2023	$253	$—	$253

Schedule of Plant and Equipment Useful Life
Depreciation of plant and equipment and other assets is calculated using the straight-line method to allocate their cost to their residual values over the shorter of the life of mine or their estimated useful lives, as follows:

Machinery and equipment	10 years
Transportation equipment	5 years
Office and other equipment	4 to 10 years
Buildings and improvements	20 years

Schedule of PSUs Performance Thresholds
PSUs are cash-settled in accordance with their terms at the prevailing market price (the five-day volume weighted average price) of the shares immediately before the last day of the performance period of the shares. The performance thresholds are as follows:

Performance	Comparative three-year TSR versus S&P/TSX Global Gold Index	Vesting (% of grant)
Below threshold	More than 25% points below index	0%
Threshold	25% points below index	50%
Target	Matches index	100%
Maximum	50% points above index	200%
A summary of changes to the DSU liability, included in accounts payable and accrued liabilities, during the year ended December 31, 2023 and the year ended December 31, 2022 is as follows:

	Units	Amount
Balance at December 31, 2021	705,880	$2,979
Granted and vested during the period	273,630	766
Paid	(879,368)	(2,291)
Replacement DSUs for Aris Gold Transaction (Note 5)	233,676	549
Change in fair value	—	(1,127)
Exchange difference	—	(50)
Balance at December 31, 2022	333,818	$826
Granted and vested during the period	241,223	649
Change in fair value	—	428
Balance at December 31, 2023⁽¹⁾	575,041	$1,903
(1)Subsequent to December 31, 2023, 108,219 DSUs were paid in cash upon vesting.
A summary of changes to the PSU liability, included in other long-term liabilities, during the year ended December 31, 2023 and the year ended December 31, 2022 is as follows:

	Units	Amount
Balance at December 31, 2021	378,613	$1,200
Unvested PSUs recognized in the period	191,433	605
Paid	(570,046)	(1,777)
Replacement PSUs for Aris Gold Transaction (Note 5)	706,286	557
Change in fair value	—	(293)
Balance at December 31, 2022	706,286	$292
Unvested PSUs recognized in the period	796,758	1,178
Vested PSUs recognized in the period	—	29
Paid	(30,325)	(47)
Change in fair value	—	1,352
Balance at December 31, 2023 ⁽¹⁾	1,472,719	$2,804
Less: current portion		(1,991)
Non-current portion as at December 31, 2023		$813
(1)Subsequent to December 31, 2023, 282,666 PSUs were paid in cash upon vesting and 915,319 PSUs that vest in approximately three years were granted by the Company.